IMPAIRMENT CHARGE (Tables)	9 Months Ended
Sep. 30, 2024
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The item composition as of the indicated dates is detailed below:

Items	Three months as of 09.30.24	Nine months as of 09.30.24	Three months as of 09.30.23	Nine months as of 09.30.23
Expected credit loss allowance	(165,038,170)	(451,194,023)	(85,210,541)	(251,921,502)
Direct Charge Offs	(2,890,001)	(7,523,520)	(2,860,328)	(8,861,897)
Total	(167,928,171)	(458,717,543)	(88,070,869)	(260,783,399)